SHARE-BASED PAYMENT PLANS - Global Employee Share Plan (Details) - Global Employee Share Plan	May 30, 2014 EUR (€) shares
SHARE-BASED PAYMENT PLANS
Initial life of the plan	2 years
Period for employee contribution	12 months
Vesting period	2 years
Number of free share for each share acquired | shares	1
Minimum
SHARE-BASED PAYMENT PLANS
Employees monthly contribution	€ 25
Shares holding period after purchase period for getting free shares	12 months
Maximum
SHARE-BASED PAYMENT PLANS
Employees monthly contribution	€ 150
Employees annual contribution	€ 1,800